OTHER (INCOME) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of other (income) expense

		Years ended December 31
(In millions of dollars)	Note	2019	2018

Losses from associates and joint ventures	18	25	—
Other investment income		(35)	(32)

Total other income		(10)	(32)